Mineral Property Interests	12 Months Ended
Dec. 31, 2023
Mineral Property Interests
Mineral Property Interests

7. Mineral Property Interest

	Canada		USA
	British Columbia		Nevada
	New Polaris	Windfall Hills	Fondaway Canyon	Corral Canyon
	(Note 7(a)(i))	(Note 7(a)(ii))	(Notes 7(b)(i))	(Note 7(b)(ii))	Total
Acquisition Costs:
Balance, December 31, 2022	$3,910	$348	$655	$23	$4,936
Acquisition	12	-	-	-	12
Recoveries	-	-	-	-	-
Sale of investment	-	-	(655)	-	(655)
Foreign currency translation adjustment	5	-	-	-	5
Write off	-	(348)	-	(23)	(371)
Balance, December 31, 2023	3,927	-	-	-	3,927

Deferred Exploration Expenditures:
Balance, December 31, 2022	18,453	997	1,361	530	21,341
Additions:
Exploration:
Assays and sampling	22	-	-	-	22
Community and social	233	-	-	-	233
Drilling	9	-	-	-	9
Environmental	586	-	-	-	586
Feasibility	2,470	-	-	-	2,470
Field, camp, supplies	57	-	-	-	57
General, administrative, sundry	37	-	4	-	41
Legal	38	-	-	-	38
Local labour	16	-	-	-	16
Machinery and equipment	7	-	-	-	7
Metallurgy	318	-	-	-	318
Reclamation	1	-	-	-	1
Rental and storage	22	-	23	1	46
Royalties	11	-	35	-	46
Salaries	428	-	-	-	428
Surface taxes	-	-	-	17	17
Sustainability	16	-	-	-	16
Transportation	254	-	-	-	254
Utilities	5	-	3	-	8
Recoveries	-	-	(65)	(18)	(83)
Sale of investment	-	-	(1,361)	-	(1,361)
Impairment	-	(997)	-	(530)	(1,527)
Foreign currency translation adjustment	598	-	-	-	598
Balance December 31, 2023	23,581	-	-	-	23,581

Mineral property interests:
Balance, December 31, 2023	$27,508	$-	$-	$-	$27,508
	Canada		USA
	British Columbia		Nevada
	New Polaris	Windfall Hills	Fondaway Canyon	Corral Canyon
	(Note 7(a)(i))	(Note 7(a)(ii))	(Notes 7(b)(i))	(Note 7(b)(ii))	Total

Acquisition Costs:
Balance, December 31, 2021	$3,941	$370	$1,289	$25	$5,625
Additions	12	-	-	-	12
Recoveries	-	-	(476)	-	(476)
Foreign currency translation adjustment	(43)	(22)	(158)	(2)	(225)
Balance, December 31, 2022	3,910	348	655	23	4,936

Deferred Exploration Expenditures:

Balance, December 31, 2021	14,968	1,062	1,547	579	18,156
Additions:
Exploration:
Assays and sampling	145	4	-	-	149
Community and social	20	-	-	-	20
Drilling	2,023	-	-	-	2,023
Environmental	557	-	-	-	557
Feasibility	215	-	-	-	215
Field, camp, supplies	234	-	-	-	234
Fuel, gas, propane	177	-	-	-	177
General, administrative, sundry	15	-	19	-	34
Geology	301	-	-	-	301
Local labour	503	-	-	-	503
Machinery and equipment	52	-	-	-	52
Metallurgy	171	-	-	-	171
Reclamation	20	-	-	-	20
Recovery of taxes	(774)	-	-	-	(774)
Rental and storage	103	-	-	2	105
Royalt ies	53	-	-	-	53
Salaries	157	-	-	-	157
Surface taxes	1	-	-	17	18
Surveying	6	-	-	-	6
Transportation	541	-	-	-	541
Utilit ies	39	-	-	-	39
Recoveries	-	-	(62)	-	(62)
Foreign currency translation adjustment	(1,074)	(69)	(143)	(68)	(1,354)
Balance, December 31, 2022	18,453	997	1,361	530	21,341

Mineral property interests:
Balance, December 31, 2022	$22,363	$1,345	$2,016	$553	$26,277

(a) Canada:

(i) New Polaris (British Columbia):

The New Polaris property, which is located in the Atlin Mining Division, British Columbia, is 100% owned by the Company subject to a 15% net profit interest which may be reduced to a 10% net profit interest within one year of commercial production by issuing 150,000 common shares. Acquisition costs at December 31, 2023 include a reclamation bond for $227,000 (2022 - $224,000).

(ii) Windfall Hills (British Columbia):

The Company owns 100% undivided interests in two adjacent gold properties (Uduk Lake and Dunn properties) located in British Columbia. The Uduk Lake properties are subject to a 1.5% NSR production royalty that can be purchased for CAD$1 million and another 3% NSR production royalty. The Dunn properties are subject to a 2% NSR royalty which can be reduced to 1% NSR royalty for $500,000. During the year ended December 31, 2023, the Company impaired the property to $Nil as the Company currently does not have any planned or budgeted expenditures for the property.

(iii) Princeton (British Columbia):

In December 2018 and then as amended in June 2019, the Company entered into a property option agreement jointly with Universal Copper Ltd. (formerly, Tasca Resources Ltd.) (“Universal”) and an individual. In October 2020, the Company assigned its interest in the property option agreement for the Princeton property to Damara Gold Corp. (“Damara”). Pursuant to the assignment, Damara issued 9.9% of its outstanding common shares to the Company on closing of the assignment at a fair value of $228,500. After reducing the carrying value of the property to $nil by recording a $228,000 recovery to the mineral property, the Company recorded mineral property option income of $500 for the year ended December 31, 2020. Subject to the exercise of the option by December 31, 2021, the Company’s aggregate ownership in the capital of Damara shall increase to 19.9% which Damara did exercise by the issuance of 9.8 million Damara shares to the Company at a fair value of $588,800 which was recorded as mineral property option income for the year ended December 31, 2021.

(b) United States:

(i) Fondaway Canyon (Nevada):

On March 20, 2017, the Company closed the Membership Interest Purchase Agreement with AIM (the “Membership Agreement”) whereby the Company acquired 100% legal and beneficial interests in mineral properties located in Nevada, Idaho and Utah (USA) for a total cash purchase price of $2 million in cash and honouring pre-existing NSRs. Certain of the mineral properties are subject to royalties. For the Fondaway Canyon project, it bears both a 3% NSR and a 2% NSR. The 3% NSR has a buyout provision for an original amount of $600,000 which is subject to advance royalty payments of $35,000 per year by July 15th of each year until a gross total of $600,000 has been paid at which time the NSR is bought out a balance of $425,000 with a fair value of $183,000 was outstanding upon the closing of the Membership Agreement; a balance of $Nil remains payable as at December 31, 2023 (2022 - $215,000). The 2% NSR has a buyout provision of either $2 million in cash or 19.99% interest of a public entity which owns AIM if AIM were to close an initial public offering of at least $5 million.

On October 16, 2019, the Company signed a binding Letter Agreement with Getchell Gold Corp. (“Getchell”) which was later superseded by the Option Agreement for the Acquisition of Fondaway Canyon and Dixie Comstock Properties on January 3, 2020, whereby Getchell has an option for four years to acquire 100% of the Fondaway Canyon and Dixie Comstock properties located in Churchill County, Nevada (both subject to a 2% NSR) for $4 million in total compensation to the Company, comprised of $2 million in cash and $2 million in shares of Getchell. Payment terms by Getchell are as follows:

	Cash		US$ equivalent in Getchell Shares

At signing of agreement	$100	(received in 2020)	$100	(received in 2020 with fair value of $104,600)
1st anniversary	100	(received in 2020)	200	(received in 2020 with fair value of $208,400)
2nd anniversary	100	(received in 2021)	300	(received in 2021 with fair value of $259,000)
3rd anniversary	100	(received in 2022)	400	(received in 2022 with fair value of $376,000)
4th anniversary	1,600	(received in 2023)	1,000	(received in 2023 with fair value of $1,192,000)
	$2,000		$2,000

The option includes minimum annual work commitments of $1.45 million on the properties. Getchell must also honor the pre-existing NSR and advance royalty commitments related to the properties, and grant the Company a 2% NSR on the Fondaway Canyon and Dixie Comstock properties of which half (1%) can be bought for $1 million per property.

On December 29, 2023, Getchell exercised the option to acquire the Fondaway Cannyon and Dixie Comstock. The Company recorded a gain of $738,000 in the 2023 Consolidated statement of comprehensive loss.

(ii) Corral Canyon (Nevada):

In 2018, the Company staked various mining claims in Nevada, USA. During the year ended December 31, 2023, the Company impaired the property to $Nil as the Company currently does not have any planned or budgeted expenditures for the property.

(iii) Silver King (Nevada):

In October 2018, the Company entered into a property option agreement for its Silver King property with Brownstone Ventures (US) Inc. (“Brownstone”) whereby Brownstone has an option to earn a 100% undivided interest by paying $240,000 in cash over a 10 year period with early option exercise payment of $120,000. The Company will retain a 2% NSR of which a 1% NSR can be acquired by Brownstone for $1 million. The Company received $12,000 cash in 2023 (2022 - $12,000) which was recognized as mineral property option income.

(iv) Lightning Tree (Idaho):

On September 10, 2020, the Company entered into an option agreement in the form of a definitive mineral property purchase agreement for its Lightning Tree property located in Lemhi County, Idaho, with Ophir Gold Corp. (“Ophir”), whereby Ophir shall acquire a 100% undivided interest in the property. In order to acquire the property, over a three-year period, Ophir shall pay to the Company a total of CAD$137,500 in cash over a three-year period and issue 2.5 million common shares and 2.5 million warrants over a two-year period, and shall incur aggregate exploration expenditures of at least $4 million over a three-year period. The Company will retain a 2.5% NSR of which a 1% NSR can be acquired by Ophir for CAD$1 million. If Ophir fails to file a NI 43-101 compliant resource on the Lightning Tree property within three years, the property will not be conveyed to Ophir. In August 2022, the Company received CAD$50,000 cash (2021 – CAD$25,000 cash). In 2021, the Company received 1.25 million shares with a fair value of $159,600 and 1.25 million warrants with a fair value of $5,000, all of which were recognized as mineral property option income. In Q3 2023, the Company and Ophir mutually agreed to terminate the September 10, 2020 agreement, and the property was returned to the Company.

(v) Hot Springs Point (Nevada):

In July 2022, the Company entered into a Real Estate Purchase and Sale Agreement for the Hot Springs Point property located in Eureka County, Nevada, with a third party (the “Purchaser”), whereby the Purchaser acquired a 100% interest for $480,000 (received). The Purchaser also grants a 3% NSR to the Company. The entire amount received was recognized in 2022 in mineral property option income as a gain as Hot Springs book value on acquisition day by the Company was $nil; Hot Springs being incidental to the Fondaway Canyon property when they were acquired together.

(c) Expenditure options:

As at December 31, 2023, to maintain the Company’s interest and/or to fully exercise the options under various property agreements covering its properties, the Company must make payments as follows:

	Cash	Cash	Annual	Number of
	Payments	Payments	Payments	Shares
	(CADS$000)	(US$000)	(US$000)

New Polaris (Note 7(a)(i)):
Net profit interest reduction or buydown	$-	$-	$-	150,000

Windfall Hills (Note 7(a)(ii)):
Buyout provision for net smelter return of 1.5%	1,000	-	-	-
Reduction of net smelter return of 2% to 1%	-	500	-	-

	$1,000	$500	$-	150,000

These amounts may be reduced in the future as the Company determines which mineral property interests to continue to explore and which to abandon.

(d) Title to mineral property interests:

The Company has diligently investigated rights of ownership of all of its mineral property interests/ concessions and, to the best of its knowledge, all agreements relating to such ownership rights are in good standing. However, all properties and concessions may be subject to prior claims, agreements or transfers, and rights of ownership may be affected by undetected defects.

(e) Realization of assets:

The Company’s investment in and expenditures on its mineral property interests comprise a significant portion of the Company’s assets. Realization of the Company’s investment in these assets is dependent on establishing legal ownership of the mineral properties, on the attainment of successful commercial production or from the proceeds of their disposal. The recoverability of the amounts shown for mineral property interests is dependent upon the existence of reserves, the ability of the Company to obtain necessary financing to complete the development of the properties, and upon future profitable production or proceeds from the disposition thereof.

(f) Environmental:

Environmental legislation is becoming increasingly stringent and costs and expenses of regulatory compliance are increasing. The impact of new and future environmental legislation of the Company’s operation may cause additional expenses and restrictions.

(f) Environmental: (continued)

If the restrictions adversely affect the scope of exploration and development on the mineral properties, the potential for production on the property may be diminished or negated.

The Company is subject to the laws and regulations relating to environmental matters in all jurisdictions in which it operates, including provisions relating to property reclamation, discharge of hazardous materials and other matters. The Company may also be held liable should environmental problems be discovered that were caused by former owners and operators of its current properties and former properties in which it has previously had an interest. The Company is not aware of any existing environmental problems related to any of its current or former mineral property interests that may result in material liability to the Company.